Goodwill (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill, Gross	$ 67.7	$ 67.7
Goodwill, Impaired, Accumulated Impairment Loss	$ 59.7	$ 59.7